Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000208376
Shareholder Report [Line Items]
Fund Name	Nicholas Partners Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	NPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Nicholas Partners Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nicfunds.com/. You can also request this information by contacting us at 1-833-810-7345.
Additional Information Phone Number	1-833-810-7345
Additional Information Website	https://www.nicfunds.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Partners Small Cap Growth Fund, Institutional Shares	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Market Summary: : The twelve months ended September 30, 2025, reflected a constructive environment for small-cap equities. After a volatile start to the year—driven by renewed tariff concerns and mixed economic data—markets strengthened as inflation moderated and monetary policy turned more supportive. The Federal Reserve lowered rates by 50 basis points in 3Q24, followed by a 25-basis-point cut in December and another in 3Q25 after pausing earlier in the year. These moves, combined with steady employment and resilient consumer spending, created what many described as a “Goldilocks” backdrop—growth that was positive but not inflationary.The Russell 2000 Growth Index gained +13.6%, as participation broadened beyond large-cap technology into cyclical sectors such as Industrials and Financials. While sentiment improved, investors remained attentive to potential headwinds from rising input costs and tariff-related pressures that could weigh on margins in coming quarters.

Fund Performance: For the fiscal year, the Nicholas Partners Small Cap Growth Fund returned +14.0% (net) versus +13.6% for the benchmark.

Industrials contributed most, supported by holdings aligned with reindustrialization, automation, and defense modernization, while Healthcare benefited from biotechnology and MedTech companies with identifiable catalysts. Energy added through exposure to nuclear-related and alternative-power opportunities. Technology advanced in absolute terms but modestly trailed the benchmark as speculative software and early-stage AI names outperformed the Fund’s emphasis on quality, profitable businesses. Overall, results were driven primarily by stock selection in Industrials and Healthcare, with incremental contribution from Technology exposure tied to AI infrastructure and data connectivity, while Consumer and Real Estate holdings modestly detracted.

Positioning and Outlook: Throughout the fiscal year, the Fund’s positioning evolved to capture multi-year growth themes shaped by AI infrastructure buildout, grid modernization, and rising digital-era power demand—areas the team views as durable, secular opportunities.

Industrials increased to roughly 30%, emphasizing automation, defense, and power-grid modernization; Healthcare remained near 20%, focused on biotechnology and MedTech innovators; Technology held close to 20%, anchored in semiconductors, electrical components, and AI-infrastructure enablers; and Energy modestly increased through exposure to nuclear fuel and power-reliability investments. The Fund remained fully invested, maintaining meaningful off-benchmark exposure consistent with its benchmark-aware but not benchmark-constrained approach.

The team believes the environment for small-cap equities remains favorable as inflation pressures ease and monetary policy turns more supportive. Credit spreads near decade lows indicate market confidence in the economic outlook and corporate balance-sheet strength, while fundamentals are regaining influence amid accelerating small-cap earnings growth and valuations that remain near historical lows. Against this backdrop, the team continues to see opportunities in:

  Industrial and infrastructure reacceleration driven by reshoring, modernization, and AI-related power demand—including semiconductor, electrical-equipment, power grids, and connectivity providers supporting data-center expansion;

  Healthcare innovation tied to differentiated therapies and technologies; and

   Select Financials benefiting from improving balance-sheet trends and market activity.

The Fund continues to apply Nicholas Partners’ bottom-up, research-driven process, focusing on companies undergoing positive change, with attention to valuation, liquidity, and risk management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Nicholas Partners Small Cap Growth Fund, Institutional Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Jan/19	$100,000	$100,000	$100,000
Sep/19	$110,700	$114,473	$106,863
Sep/20	$160,069	$131,645	$123,656
Sep/21	$233,586	$173,607	$164,790
Sep/22	$160,727	$143,005	$116,553
Sep/23	$170,694	$172,266	$127,732
Sep/24	$227,315	$232,892	$163,061
Sep/25	$259,043	$273,436	$185,168

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Nicholas Partners Small Cap Growth Fund, Institutional Shares	13.96%	10.11%	15.24%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	16.17%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 133,159,729
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 806,366
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$133,159,729	83	$806,366	147%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	0.8%
Real Estate	2.3%
Exchange-Traded Fund	3.2%
Energy	4.9%
Consumer Discretionary	9.9%
Financials	10.4%
Health Care	17.9%
Information Technology	18.8%
Industrials	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BWX Technologies	4.9%
Kratos Defense & Security Solutions	3.9%
Rush Street Interactive	3.4%
iShares Russell 2000 ETF	3.2%
Embraer ADR	2.5%
Piper Sandler	2.5%
Insmed	2.5%
REV Group	2.4%
Construction Partners, Cl A	2.4%
Tanger	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-810-7345
Updated Prospectus Web Address	https://www.nicfunds.com/